Note 6 - Related Party and Party-In-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 95-3520374 001 [Member]
Notes to Financial Statements
EBP, Related Party and Party-in-Interest Transactions [Text Block]

NOTE 6 – RELATED PARTY AND PARTY-IN-INTEREST TRANSACTIONS

At December 31, 2025 and 2024, the Plan's investments in Plumas Bancorp common stock (a related party) are as follows:

	December 31,
	2025	2024

Number of shares	101,049	97,884
Fair value, based on quoted market values	$4,515,881	$4,626,028

Dividends of $118,601 were paid by Plumas Bancorp to the Plan during the year ended December 31, 2025. Net depreciation in fair value of Plumas Bancorp stock totaled $248,941 during 2025.

Certain Plan investments are managed by Principal. Principal is the trustee as defined by the Plan and, therefore, these transactions qualify as party-in-interest transactions. Fees paid by the Plan for investment management services totaled approximately $64,000 for the year ended December 31, 2025. Notes receivable from participants also reflect party-in-interest transactions.